INVESTMENT IN SECURITIES (Tables)	12 Months Ended
Dec. 31, 2022
Marketable Securities [Abstract]
Summary of Investment in Securities Current and Noncurrent

Investment in securities – current and noncurrent consist of the following:

	December 31
(in US$ thousands)	2022	2021
Debt securities, classified as available-for-sale	$7,950	$8,132
Equity securities	2,371	2,190
	$10,321	$10,322